STOCKHOLDERS' EQUITY - Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Total stockholders' equity, Beginning of Period	$ 861.0	$ 1,222.5	$ 1,521.2
Current year change	27.3	(42.7)	539.9
Total stockholders' equity, End of Period	932.3	861.0	1,222.5
Cumulative Translation Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Total stockholders' equity, Beginning of Period	(225.6)	(144.7)	(615.3)
Current year change	17.4	(80.9)	470.6
Total stockholders' equity, End of Period	(208.2)	(225.6)	(144.7)
Derivative Hedging Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Total stockholders' equity, Beginning of Period	(4.4)	2.1	(2.4)
Current year change	3.6	(6.5)	4.5
Total stockholders' equity, End of Period	(0.8)	(4.4)	2.1
Debt and Equity Securities Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Total stockholders' equity, Beginning of Period	0.8	4.3	0.6
Current year change	1.8	(3.5)	3.7
Total stockholders' equity, End of Period	2.6	0.8	4.3
Pension Liability Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Total stockholders' equity, Beginning of Period	(55.6)	(101.2)	(162.3)
Current year change	4.5	45.6	61.1
Total stockholders' equity, End of Period	(51.1)	(55.6)	(101.2)
Accumulated Other Comprehensive Income (Loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Total stockholders' equity, Beginning of Period	(284.8)	(239.5)	(779.4)
Current year change	27.3	(45.3)	539.9
Total stockholders' equity, End of Period	$ (257.5)	$ (284.8)	$ (239.5)